Related parties - Schedule of Key Management Personnel Compensation (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Related party transactions [abstract]
Salaries, wages and benefits	€ 1,120	€ 704
Share-based payments	1,517	1,001
Supervisory Board’s fees	86	78
Total compensation to related parties	€ 2,722	€ 1,783